Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 3,605
Balance as of December 31	3,767	$ 3,605
Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	28
Balance as of December 31	46	28
Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	164
Balance as of December 31	167	164
Long-term financial investments | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	28
Balance as of December 31	46	28
Long-term financial investments | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	12
Balance as of December 31	6	12
Long-term financial investments | Level 3 | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	28	31
Additions	18	7
(Losses) recognized in Consolidated Statement of Comprehensive Income/(Loss)	0	(10)
Unrealized (losses) in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	0	0
Balance as of December 31	46	28
Long-term financial investments | Level 3 | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	24	61
Additions	0	2
(Losses) recognized in Consolidated Statement of Comprehensive Income/(Loss)	0	0
Unrealized (losses) in Consolidated Income Statement	(3)	(5)
Amortization	(12)	(34)
Settlement	(3)	0
Balance as of December 31	$ 6	$ 24